UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   6-30-06

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-07-06

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              30

Form 13F Information Table Value Total:                          689,700
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                               SOLE   SHARED   NONE
Accredited Home Lendrs Hldg    Com     00437P107      17,213   360,020SH   SOLE       N/A     278,590  0      81,430
Affiliated Managers Group      Com     008252108      36,837   423,952SH   SOLE       N/A     324,176  0      99,776
Allied Cap Corp New            Com     01903Q108      21,844   759,257SH   SOLE       N/A     568,509  0     190,748
American Capital Strategies    Com     024937104      26,343   786,831SH   SOLE       N/A     598,774  0     188,057
Ambac Finl Group Inc           Com     023139108      34,699   427,858SH   SOLE       N/A     330,785  0      97,073
Barrett Bill Corp              Com     06846N104      13,140   443,770SH   SOLE       N/A     343,890  0      99,880
Commerce Bancorp Inc NJ        Com     200519106      33,216   931,201SH   SOLE       N/A     714,680  0     216,521
Countrywide Financial Corp     Com     222372104      53,508 1,405,142SH   SOLE       N/A    1,060,61  0     344,528
Fidelity Natl Finl Inc         Com     316326107      30,730   788,948SH   SOLE       N/A     610,362  0     178,586
Fidelity Natl Title Group I    Cl A    31620R105       2,302   117,033SH   SOLE       N/A      87,697  0      29,336
General Growth Pptys Inc       Com     370021107      16,235   360,300SH   SOLE       N/A     295,280  0      65,020
Gladstone Capital Corp         Com     376535100       1,563    73,082SH   SOLE       N/A      63,702  0       9,380
Gladstone Coml Corp            Com     376536108         739    39,415SH   SOLE       N/A      36,015  0       3,400
HCC Ins Hldgs Inc              Com     404132102      30,730 1,043,812SH   SOLE       N/A     807,565  0     236,247
Intrawest Corporation        Com New   460915200      22,711   712,846SH   SOLE       N/A     537,766  0     175,080
iStar Finl Inc                 Com     45031U101      22,886   606,243SH   SOLE       N/A     478,008  0     128,235
JP Morgan Chase & Co           Com     46625H100      27,140   646,189SH   SOLE       N/A     502,619  0     143,570
Kimco Realty Corp              Com     49446R109      25,910   710,062SH   SOLE       N/A     545,688  0     164,374
Kinder Morgan Inc Kans         Com     49455P101      12,544   125,574SH   SOLE       N/A     106,004  0      19,570
Level 3 Communications Inc     Com     52729N100      21,448 4,830,648SH   SOLE       N/A    3,658,94  0   1,171,700
MBIA Inc                       Com     55262C100      29,512   504,040SH   SOLE       N/A     388,012  0     116,028
Nabors Industries Ltd          Shs     G6359F103      29,099   861,158SH   SOLE       N/A     661,840  0     199,318
NCI Building Sys Inc           Com     628852105      14,409   270,999SH   SOLE       N/A     194,775  0      76,224
Nucor Corp                     Com     670346105      33,053   609,278SH   SOLE       N/A     471,868  0     137,410
Pulte Homes Inc                Com     745867101      21,437   744,600SH   SOLE       N/A     577,070  0     167,530
Radian Group Inc               Com     750236101      36,932   597,793SH   SOLE       N/A     457,760  0     140,033
Suncor Energy Inc              Com     867229106      24,871   307,007SH   SOLE       N/A     236,210  0      70,797
Triad Gty Inc                  Com     895925105      23,299   476,658SH   SOLE       N/A     359,854  0     116,804
UTStarcom Inc                  Com     918076100         341    43,730SH   SOLE       N/A      41,740  0       1,990
Wells Fargo & Co New           Com     949746101      42,222   629,431SH   SOLE       N/A     487,975  0     141,456

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